Income taxes - Schedule of Effective Income Tax Rate Differs from Combined Canadian Federal and Provincial Statutory Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Net loss before income taxes (from continuing operations)	$ (90,863)	$ (323,409)
Expected tax recovery at 27.00% (2024 – 27.00%)	(24,533)	(87,320)
Increase (reduction) in income taxes resulting from:
Non-deductible expenses (non-taxable income)	83	53,847
Expiry of losses and ITC	1,598	310
Investment tax credits earned	(3,407)	(4,703)
Foreign tax rate and tax rate differences	1,519	3,415
Change in unrecognized deductible temporary differences	24,770	34,514
Other	21	58
Total income tax expense from continuing operations	$ 51	$ 121